FAIR VALUE MEASUREMENTS (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance	$ 5,859	$ 260
Issuance of convertible notes		8,582
Conversion of 8% senior convertible debentures to common stock	(5,542)
Reclass to additional paid in capital		(2,712)
Change in fair value	(317)	(271)
Balance	0	5,859
Warrant Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance	0	233
Issuance of convertible notes		0
Conversion of 8% senior convertible debentures to common stock	0
Reclass to additional paid in capital		0
Change in fair value	0	(233)
Balance	0	0
Derivative Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance	5,859	27
Issuance of convertible notes		8,582
Conversion of 8% senior convertible debentures to common stock	(5,542)
Reclass to additional paid in capital		(2,712)
Change in fair value	(317)	(38)
Balance	$ 0	$ 5,859